Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Net income		$ 35,750	$ 1,015,315		$ 806,626
Weighted-average shares outstanding-Basic and diluted		623,600,000	512,054,348
Earnings per share-Basic and diluted		$ 0.0001	$ 0.0020
Successor [Member]
Net income	$ 304,219				$ 806,626
Weighted-average shares outstanding-Basic and diluted	334,177,215				566,567,213
Earnings per share-Basic and diluted	$ 0.001				$ 0.001
Predecessor [Member]
Net income				$ 52,158		$ 17,998
Weighted-average shares outstanding-Basic and diluted				51,050		1
Earnings per share-Basic and diluted				$ 1.022		$ 17,998